STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC 27804
252-972-9922

April 23, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Starboard Investment Trust (“Trust”) (File Nos. 333-159484 and 811-22298); on behalf of the WynnCorr Value Fund, a series of the Trust.

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of the Trust.

Post-Effective Amendment No. 12 is being filed for the purpose of delaying the effectiveness of the Trust’s Post Effective Amendment No. 5 to the Registration Statement on Form N-1A filed December 9, 2009 and Post Effective Amendment No. 9 to the Registration Statement on Form N-1A filed March 8, 2010 for the WynnCorr Value Fund.

Additionally, the Trust is asking that any written correspondence with respect to Post-Effective Amendment No. 12 be sent to the attention of Tanya L. Goins at the following address:

Tanya L. Goins
Malik Law Group
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/A. Vason Hamrick

A. Vason Hamrick, Secretary